Investment Securities (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment securities, Less than 12 months, Fair value	$ 35,646,471	$ 38,040,344	$ 15,872,570
Investment securities, Less than 12 months, Unrealized losses	752,838	834,517	161,722
Investment securities, 12 months or more, Fair Value	1,777,344	1,353,900	6,164,052
Investment securities, 12 months or more, Unrealized losses	42,870	28,094	168,365
Investment securities, Total, Fair Value	37,423,815	39,394,244	22,036,622
Investment securities, Total, Unrealized losses	795,708	862,611	330,087
SBA pools [Member]
Investment securities, Less than 12 months, Fair value	2,232,235	2,263,834
Investment securities, Less than 12 months, Unrealized losses	20,592	16,581
Investment securities, 12 months or more, Fair Value	0	0
Investment securities, 12 months or more, Unrealized losses	0	0
Investment securities, Total, Fair Value	2,232,235	2,263,834
Investment securities, Total, Unrealized losses	20,592	16,581
Mortgage-backed securities [Member]
Investment securities, Less than 12 months, Fair value	25,608,743	26,726,037	15,299,536
Investment securities, Less than 12 months, Unrealized losses	442,531	473,451	156,187
Investment securities, 12 months or more, Fair Value	1,777,344	1,353,900	3,431,902
Investment securities, 12 months or more, Unrealized losses	42,870	28,094	109,851
Investment securities, Total, Fair Value	27,386,087	28,079,937	18,731,438
Investment securities, Total, Unrealized losses	485,401	501,545	266,038
Mutual fund [Member]
Investment securities, Less than 12 months, Fair value	495,216	492,243
Investment securities, Less than 12 months, Unrealized losses	14,902	15,369
Investment securities, 12 months or more, Fair Value	0	0
Investment securities, 12 months or more, Unrealized losses	0	0
Investment securities, Total, Fair Value	495,216	492,243
Investment securities, Total, Unrealized losses	14,902	15,369
State and municipal [Member]
Investment securities, Less than 12 months, Fair value	7,310,277	8,558,230	573,034
Investment securities, Less than 12 months, Unrealized losses	274,813	329,116	5,535
Investment securities, 12 months or more, Fair Value	0	0	804,623
Investment securities, 12 months or more, Unrealized losses	0	0	25,283
Investment securities, Total, Fair Value	7,310,277	8,558,230	1,377,657
Investment securities, Total, Unrealized losses	$ 274,813	$ 329,116	30,818
U. S. government agency [Member]
Investment securities, Less than 12 months, Fair value			0
Investment securities, Less than 12 months, Unrealized losses			0
Investment securities, 12 months or more, Fair Value			1,927,527
Investment securities, 12 months or more, Unrealized losses			33,231
Investment securities, Total, Fair Value			1,927,527
Investment securities, Total, Unrealized losses			$ 33,231